Stock-Based Compensation (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of Grants
Outstanding at the end of the period (in shares)					3,730,000
2003 Plan
Compensation cost recognized
Total compensation cost recognized	$ 493,000	$ 332,000	$ 1,441,000	$ 861,000	$ 1,206,000	$ 1,427,000
Number of Grants
Outstanding at the beginning of period (in shares)			3,730,000	3,151,000	3,151,000
Granted (in shares)			8,750		722,000	334,175
Exercised (in shares)			(37,532)		(38,697)	(94,748)
Canceled or forfeited (in shares)			(45,000)		(104,000)
Outstanding at the end of the period (in shares)	3,656,000		3,656,000		3,730,000	3,151,000
Exercisable at the end of the period (in shares)	2,665,000		2,665,000		2,379,000
Vested and expected to vest at the end of the period (in shares)	3,604,000		3,604,000		3,637,000
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of period (in dollars per share)			$ 4.16	$ 3.76	$ 3.76
Granted (in dollars per share)			$ 9.64		$ 5.76	$ 5.12
Exercised (in dollars per share)			$ 1.34		$ 4.04
Canceled or forfeited (in dollars per share)			$ 4.31		$ 4.32
Outstanding at the end of the period (in dollars per share)	$ 4.18		$ 4.18		$ 4.16	$ 3.76
Exercisable at the end of the period (in dollars per share)	$ 3.78		$ 3.78		$ 3.56
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.16		$ 4.16		$ 4.12
Weighted-Average Contractual Life
Outstanding at the end of the period			6 years		6 years 7 months 13 days	6 years 10 months 17 days
Exercisable at the end of the period			5 years 1 month 13 days		5 years 3 months 25 days
Vested and expected to vest at the end of the period			5 years 11 months 16 days		6 years 6 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the period	65,987,000		65,987,000		13,946,000	4,968,000
Exercisable at the end of the period	49,173,000		49,173,000		10,250,000
Vested and expected to vest at the end of the period	65,113,000		65,113,000		13,722,000
Additional disclosure
Total proceeds from options exercised			50,000		200,000	200,000
Aggregate intrinsic value of options exercised			306,000		47,000
Unrecognized compensation expense related to unvested stock options	3,300,000		3,300,000		4,400,000
Weighted-average period over which unrecognized compensation expense related to unvested stock options is expected to be recognized					2 years 10 months 24 days
2003 Plan | Options
Weighted-average assumptions for estimating fair value of each option issued to employees at the date of grant using the Black-Scholes option pricing model
Expected volatility (as a percent)		66.90%	70.30%	66.90%	69.00%	66.00%
Expected term		6 years	6 years	6 years	6 years	6 years
Risk-free interest rate (as a percent)		0.90%	1.40%	0.90%	0.90%	1.10%
Expected dividend yield (as a percent)			0.00%		0.00%
Additional disclosure
Weighted-average period over which unrecognized compensation expense related to unvested stock options is expected to be recognized			2 years 2 months 12 days
2003 Plan | Research and development
Compensation cost recognized
Total compensation cost recognized	149,000	137,000	460,000	374,000	514,000	686,000
2003 Plan | General and administrative
Compensation cost recognized
Total compensation cost recognized	$ 344,000	$ 196,000	$ 981,000	$ 487,000	$ 692,000	$ 741,000